Benefit Plans - Schedule of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
2018	$ 206
2019	190
2020	209
2021	227
2022	233
2023 through 2027	$ 1,826